UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-05436
                                                    -----------

                          Phoenix Multi-Portfolio Fund
                -------------------------------------------------
               (Exact name of registrant as specified in charter)

                               56 Prospect Street
                               Hartford, CT 06115
                -------------------------------------------------
               (Address of principal executive offices) (Zip code)

                                    PFPC Inc.
                              301 Bellevue Parkway
                              Wilmington, DE 19809
                -------------------------------------------------
                     (Name and address of agent for service)

        Registrant's telephone number, including area code: 302-791-3197
                                                           --------------

                   Date of fiscal year end: November 30, 2004
                                            ------------------

                    Date of reporting period: August 31, 2004
                                             -----------------

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.
The Schedules of Investments are attached herewith.



PHOENIX MULTI-PORTFOLIO FUND
GLOSSARY

ADR
American Depository Receipt

GDR
Global Depository Receipt

PHOENIX-ABERDEEN INTERNATIONAL FUND


                   SCHEDULE OF INVESTMENTS AT AUGUST 31, 2004
                                   (UNAUDITED)



                                                       SHARES      VALUE($)
                                                      --------   ------------

FOREIGN COMMON STOCKS(c)--96.4%

BRAZIL--5.8%
Petroleo Brasileiro SA ADR (Integrated Oil
  & Gas)                                                82,000      2,286,980
Unibanco-Uniao de Bancos Brasileiros SA
  GDR (Diversified Banks)                               55,500      1,270,950
                                                                 ------------
                                                                    3,557,930
                                                                 ------------

FRANCE--9.6%
PSA Peugeot Citroen SA (Automobile
  Manufacturers)                                        21,000      1,257,948
Sanofi-Aventis (Pharmaceuticals)(b)                     12,202        867,504
Schneider Electric SA (Industrial
  Machinery)                                            10,000        625,273
Total SA (Integrated Oil & Gas)                          6,400      1,245,248
Valeo SA (Auto Parts & Equipment)                       47,000      1,847,808
                                                                 ------------
                                                                    5,843,781
                                                                 ------------

GERMANY--3.8%
Commerzbank AG (Diversified Banks)(b)                   37,500        615,247
Metro AG (Department Stores)                            36,600      1,692,023
                                                                 ------------
                                                                    2,307,270
                                                                 ------------

HONG KONG--6.4%
China Mobile Ltd. (Wireless
  Telecommunication Services)                          410,000      1,195,841
Giordano International Ltd. (Apparel Retail)         1,965,000      1,102,170
Swire Pacific Ltd. Class B (Multi-Sector
   Holdings)                                         1,307,500      1,600,860
                                                                 ------------
                                                                    3,898,871
                                                                 ------------

INDIA--2.2%
ICICI Bank Ltd. ADR (Diversified Banks)                107,900      1,316,380

IRELAND--1.1%
Allied Irish Banks plc (Diversified Banks)              41,000        646,262

ITALY--4.1%
ENI SpA (Integrated Oil & Gas)                          80,000      1,634,339
Riunione Adriatica di Sicurta SpA (Property
  & Casualty Insurance)                                 48,500        854,662
                                                                 ------------
                                                                    2,489,001
                                                                 ------------

JAPAN--29.8%
Alpine Electronics, Inc. (Household
  Appliances)                                           80,000      1,092,715
Canon, Inc. (Office Electronics)                        36,000      1,712,333
Daito Trust Construction Co. Ltd.
  (Homebuilding)                                        29,000      1,096,633
Honda Motor Co. Ltd. (Automobile
  Manufacturers)                                        25,500      1,264,021
Kao Corp. (Household Products)                          67,000      1,642,262
Kyocera Corp. (Office
  Electronics)(b)                                       11,000        803,864
Mitsubishi Tokyo Financial Group, Inc.
  (Diversified Banks)                                      108        969,338
Nikko Cordial Corp. (Investment Banking &
  Brokerage)                                           182,000        814,269
Nippon Television Network Corp.
  (Broadcasting & Cable TV)                              5,900        887,594
NTT DoCoMo, Inc. (Wireless
  Telecommunication Services)                              910      1,683,266
ORIX Corp. (Consumer Finance)                           13,500      1,381,430
Seino Transportation Co. Ltd.
  (Trucking)                                            91,000        856,558
Takeda Chemical Industries Ltd.
  (Pharmaceuticals)                                     37,000      1,665,497
Toyota Motor Corp. (Automobile
  Manufacturers)                                        41,300      1,625,732
Yamanouchi Pharmaceutical Co. Ltd.
  (Health Care Supplies)                                18,200        628,530
                                                                -------------
                                                                   18,124,042
                                                                -------------

MEXICO--2.4%
Telefonos de Mexico SA de CV ADR Series L
  (Integrated Telecommunication Services)               46,000      1,489,940

NETHERLANDS--4.4%
ING Groep CVA NV (Other Diversified
  Financial Services)                                   57,000      1,388,909
Koninklijke (Royal) KPN NV
  (Integrated Telecommunication
  Services)                                            167,000      1,280,650
                                                                -------------
                                                                    2,669,559
                                                                -------------

SINGAPORE--3.2%
Oversea-Chinese Banking Corp. Ltd.
  (Diversified Banks)                                  251,000      1,949,429

SOUTH KOREA--0.7%
Kookmin Bank ADR (Diversified
  Banks)(b)                                             13,800        440,910

PHOENIX-ABERDEEN INTERNATIONAL FUND


SPAIN--2.6%
Altadis SA (Tobacco)                                    50,000      1,555,588

SWEDEN--2.5%
Nordea Bank AB (Diversified Banks)                     117,000        895,472
Svenska Handelsbanken Class A
  (Diversified Banks)                                   32,500        622,937
                                                                 ------------
                                                                    1,518,409
                                                                 ------------

SWITZERLAND--4.7%
Novartis AG Registered Shares
  (Pharmaceuticals)                                     35,000      1,616,064
Zurich Financial Services AG
  (Property & Casualty Insurance)(b)                     8,700      1,212,669
                                                                 ------------
                                                                    2,828,733
                                                                 ------------

UNITED KINGDOM--13.1%
Britannic Group plc (Property & Casualty
  Insurance)                                           108,000        690,203
British American Tobacco plc (Tobacco)                  59,000        888,906
BT Group plc (Integrated
  Telecommunication Services)                          178,000        585,990
Cadbury Schweppes plc (Packaged Foods
  & Meats)                                             157,000      1,258,248
Emap plc (Publishing & Printing)                        90,000      1,191,624
Marks & Spencer Group plc (Department
  Stores)                                               98,000        620,566
Sainsbury (J) plc (Food Retail)                        168,875        790,633
Schroders plc (Asset Management &
  Custody Banks)                                        61,000        668,840
Weir Group plc (The) (Industrial Machinery)            150,000        742,741
Wood Group (John) plc (Oil & Gas
  Equipment & Services)                                244,000        557,459
                                                                 ------------
                                                                    7,995,210
                                                                 ------------
-------------------------------------------------------------------------------
TOTAL FOREIGN COMMON STOCKS
(IDENTIFIED COST $52,618,923)                                      58,631,315
-------------------------------------------------------------------------------

FOREIGN PREFERRED STOCKS(c)--2.5%


SOUTH KOREA--2.5%
Samsung Electronics Co. Ltd. Pfd.
  (Semiconductors)                                       6,000      1,547,077

-------------------------------------------------------------------------------
TOTAL FOREIGN PREFERRED STOCKS
(IDENTIFIED COST $507,515)                                          1,547,077
-------------------------------------------------------------------------------

TOTAL INVESTMENTS--98.9%
(IDENTIFIED COST $53,126,438)                                      60,178,392(a)

Other assets and liabilities, net--1.1%                               671,299
                                                                 ------------
NET ASSETS--100.0%                                               $ 60,849,691
                                                                 ============


(a) Federal Income Tax Information: Net unrealized appreciation of investment securities is comprised of gross appreciation of $9,195,183 and gross depreciation of $2,986,500 for federal income tax purposes. At August 31, 2004, the aggregate cost of securities for federal income tax purposes was $53,969,709.
(b) Non-income producing.
(c) Foreign Common Stocks and Foreign Preferred Stocks are determined based on the country in which the security is issued. The country of risk, noted parenthetically, is determined based on criteria described in Note 1H "Foreign security country determination" in the Notes to Schedules of Investments.

PHOENIX-ABERDEEN INTERNATIONAL FUND

                            INDUSTRY DIVERSIFICATION
          AS A PERCENTAGE OF TOTAL VALUE OF TOTAL LONG-TERM INVESTMENTS
                                   (UNAUDITED)


Apparel Retail                                      1.8%
Asset Management & Custody Banks                    1.1
Auto Parts & Equipment                              3.1
Automobile Manufacturers                            6.9
Broadcasting & Cable TV                             1.5
Consumer Finance                                    2.3
Department Stores                                   3.8
Diversified Banks                                  14.5
Food Retail                                         1.3
Health Care Supplies                                1.0
Homebuilding                                        1.8
Household Appliances                                1.8
Household Products                                  2.7
Industrial Machinery                                2.3
Integrated Oil & Gas                                8.6
Integrated Telecommunication Services               5.6
Investment Banking & Brokerage                      1.3
Multi-Sector Holdings                               2.7
Office Electronics                                  4.2
Oil & Gas Equipment & Services                      0.9
Other Diversified Financial Services                2.3
Packaged Foods & Meats                              2.1
Pharmaceuticals                                     6.9
Property & Casualty Insurance                       4.6
Publishing & Printing                               2.0
Semiconductors                                      2.6
Tobacco                                             4.1
Trucking                                            1.4
Wireless Telecommunication Services                 4.8
                                                 ------
                                                  100.0%
                                                 ======

PHOENIX-DUFF & PHELPS REAL ESTATE SECURITIES FUND


                   SCHEDULE OF INVESTMENTS AT AUGUST 31, 2004
                                   (UNAUDITED)


                                                       SHARES       VALUE($)
                                                      --------   ------------

DOMESTIC COMMON STOCKS--92.3%

REAL ESTATE INVESTMENT TRUSTS--90.2%

DIVERSIFIED--6.5%
iStar Financial, Inc.                                 218,994      8,812,319
Vornado Realty Trust                                  352,046     22,094,407
--------------------------------------------------------------------------------

TOTAL DIVERSIFIED                                                 30,906,726
--------------------------------------------------------------------------------

HEALTH CARE--2.9%
Health Care Property Investors, Inc.                  184,982      4,689,294
Health Care REIT, Inc.                                129,092      4,389,128
Healthcare Realty Trust, Inc.                         122,243      4,614,673
--------------------------------------------------------------------------------

TOTAL HEALTH CARE                                                 13,693,095
--------------------------------------------------------------------------------

INDUSTRIAL/OFFICE--29.5%

INDUSTRIAL--9.6%
AMB Property Corp.                                    135,544      5,062,568
CenterPoint Properties Trust                          524,693     22,068,588
ProLogis                                              507,178     18,334,485
                                                                ------------
                                                                  45,465,641
                                                                ------------

MIXED--2.0%
Duke Realty Corp.                                     127,390      4,331,260
Reckson Associates Realty Corp.                       171,496      5,041,982
                                                                ------------
                                                                   9,373,242
                                                                ------------

OFFICE--17.9%
Alexandria Real Estate Equities, Inc.                 156,417     10,135,822
Arden Realty, Inc.                                    110,465      3,626,566
Boston Properties, Inc.                               342,627     19,008,946
Corporate Office Properties Trust                     689,109     18,226,933
Equity Office Properties Trust                        145,683      4,160,707
Kilroy Realty Corp.                                   130,033      4,921,749
Maguire Properties, Inc.                              269,139      6,620,819
SL Green Realty Corp.                                 354,330     17,716,500
                                                                ------------
                                                                  84,418,042
                                                                ------------
--------------------------------------------------------------------------------

TOTAL INDUSTRIAL/OFFICE                                          139,256,925
--------------------------------------------------------------------------------

LODGING/RESORTS--3.8%
Hospitality Properties Trust                          109,061      4,575,109
Host Marriott Corp.(b)                                690,193      9,214,077
LaSalle Hotel Properties                              146,281      4,130,975
--------------------------------------------------------------------------------

TOTAL LODGING/RESORTS                                             17,920,161
--------------------------------------------------------------------------------

RESIDENTIAL--12.9%

APARTMENTS--12.9%
Archstone-Smith Trust                                 585,000     18,281,250
Camden Property Trust                                 158,766      7,474,703
Equity Residential                                    320,763     10,389,514
Essex Property Trust, Inc.                            104,530      7,709,087
Home Properties, Inc.                                 148,788      6,000,620
Town & Country Trust (The)                             18,960        481,394
United Dominion Realty Trust, Inc.                    511,929     10,868,253
--------------------------------------------------------------------------------

TOTAL RESIDENTIAL                                                 61,204,821
--------------------------------------------------------------------------------

RETAIL--30.8%

FREE STANDING--0.6%
Realty Income Corp.                                    63,376      2,795,515

REGIONAL MALLS--17.9%
CBL & Associates Properties, Inc.                     239,185     14,609,420
General Growth Properties, Inc.                       723,044     21,814,237
Macerich Co. (The)                                    298,981     16,294,465
Simon Property Group, Inc.                            575,320     32,189,154
                                                                ------------
                                                                  84,907,276
                                                                ------------

SHOPPING CENTERS--12.3%
Developers Diversified Realty Corp.                   495,123     18,671,088
Kimco Realty Corp.                                    155,256      7,812,482
Pan Pacific Retail Properties, Inc.                   253,823     13,551,610
Regency Centers Corp.                                 105,268      4,842,328
Tanger Factory Outlet Centers, Inc.                    62,002      2,734,288
Weingarten Realty Investors                           313,674     10,545,720
                                                                ------------
                                                                  58,157,516
                                                                ------------
--------------------------------------------------------------------------------

TOTAL RETAIL                                                     145,860,307
--------------------------------------------------------------------------------

SELF STORAGE--3.8%
Extra Space Storage, Inc.                             340,696      4,701,605
Public Storage, Inc.                                  159,107      8,090,591
Shurgard Storage Centers, Inc. Class A                128,528      5,128,267
--------------------------------------------------------------------------------

                                                                  17,920,463
--------------------------------------------------------------------------------

TOTAL REAL ESTATE INVESTMENT TRUSTS
(IDENTIFIED COST $349,589,099)                                   426,762,498
--------------------------------------------------------------------------------

HOTELS, RESORTS & CRUISE LINES--2.1%
Starwood Hotels & Resorts Worldwide, Inc.             221,527      9,791,493
(Identified cost $9,602,442)

PHOENIX-DUFF & PHELPS REAL ESTATE SECURITIES FUND



TOTAL LONG TERM INVESTMENTS--92.3%
(IDENTIFIED COST $359,191,541)                                    436,553,991
--------------------------------------------------------------------------------


                                    STANDARD         PAR
                                    & POOR'S        VALUE
                                     RATING         (000)           VALUE
                                   ----------      -------      -------------

SHORT-TERM OBLIGATIONS--6.6%

FEDERAL AGENCY SECURITIES--1.2%
Fannie Mae 1.485%, 9/7/04 ...         AAA           2,780           2,779,312
FHLB 1.35%, 4/29/05 .........         AAA           2,400           2,390,263
                                                                -------------
                                                                    5,169,575
                                                                -------------

COMMERCIAL PAPER--5.4%
UBS Finance Delaware LLC
  1.57%, 9/1/04 .............         A-1+          2,715           2,715,000
Cargill, Inc. 1.50%, 9/8/04 .         A-1           4,755           4,753,613
Wal-Mart Stores, Inc. 1.50%,
  9/8/04 ....................         A-1+          3,500           3,498,979
Alpine Securitization Corp.
  1.53%, 9/13/04 ............         A-1           2,725           2,723,610
International Lease Finance
  Corp. 1.50%, 9/20/04 ......         A-1+            800             799,367
Pitney Bowes, Inc. 1.53%,
  9/20/04 ...................         A-1           2,190           2,188,232
Clipper Receivables Co. LLC
  1.53%, 9/23/04 ............         A-1           1,500           1,498,598
Clipper Receivables Co. LLC
  1.55%, 9/23/04 ............         A-1           1,705           1,703,385
CAFCO LLC 1.50%, 9/24/04 ....         A-1+          1,490           1,488,572
Preferred Receivable Funding
  Co. 1.58%, 9/27/04 ........         A-1           2,840           2,836,759
CAFCO LLC 1.52%, 9/29/04 ....         A-1+          1,500           1,498,227
                                                                -------------
                                                                   25,704,342
                                                                -------------
--------------------------------------------------------------------------------

TOTAL SHORT-TERM OBLIGATIONS
(IDENTIFIED COST $30,883,653)                                      30,873,917
--------------------------------------------------------------------------------

TOTAL INVESTMENTS--98.9%
(IDENTIFIED COST $390,075,194)                                    467,427,908(a)

Other assets and liabilities, net--1.1%                             5,424,028
                                                                -------------
NET ASSETS--100.0%                                              $ 472,851,936
                                                                =============
(a) Federal Income Tax Information: Net unrealized appreciation of investment securities is comprised of gross appreciation of $77,279,317 and gross depreciation of $553 for federal income tax purposes. At August 31, 2004, the aggregate cost of securities for federal income tax purposes was $390,149,144.
(b) Non income producing.

PHOENIX-GOODWIN EMERGING MARKETS BOND FUND


                   SCHEDULE OF INVESTMENTS AT AUGUST 31, 2004
                                   (UNAUDITED)



                                                    PAR
                                        MOODY'S    VALUE
                                        RATING     (000)            VALUE($)
                                       --------   --------       ------------

DOMESTIC CORPORATE BONDS--5.0%

DIVERSIFIED METALS & MINING--2.1%
Freeport-McMoRan Copper & Gold,
  Inc. 10.125%, 2/1/10                    B         1,000           1,127,500

OIL & GAS EXPLORATION & PRODUCTION--2.9%
Pemex Project Funding Master Trust
  9.125%, 10/13/10                        Baa         650             778,050
Pemex Project Funding Master Trust
  7.375%, 12/15/14                        Baa         700             767,550
                                                                 ------------
                                                                    1,545,600
                                                                 ------------
--------------------------------------------------------------------------------
TOTAL DOMESTIC CORPORATE BONDS
(IDENTIFIED COST $2,636,110)                                        2,673,100
--------------------------------------------------------------------------------

FOREIGN GOVERNMENT SECURITIES--71.1%

ARGENTINA--1.1%
Republic of Argentina 15.50%,
  12/19/08                                Ca        1,000             292,500
Republic of Argentina Series
  BGL5 11.375%, 1/30/17                   Ca        1,000             320,000
                                                                 ------------
                                                                      612,500
                                                                 ------------

BRAZIL--19.3%
Federative Republic of Brazil
  7.336%, 6/29/09(b)                      B         1,000           1,076,250
Federative Republic of Brazil
  11%, 1/11/12                            B         2,000           2,230,000
Federative Republic of Brazil
  8%, 4/15/14                             B         3,518           3,445,745
Federative Republic of Brazil
  10.50%, 7/14/14                         B           750             806,250
Federative Republic of Brazil
  11%, 8/17/40                            B         1,000           1,071,250
Federative Republic of Brazil
  DCB-L 2.125%, 4/15/12(b)                B         1,882           1,701,176
                                                                 ------------
                                                                   10,330,671
                                                                 ------------

COLOMBIA--4.0%
Republic of Colombia 9.75%,
  4/23/09                                 Ba          600             673,800
Republic of Colombia 8.125%,
  5/21/24                                 Ba        1,600           1,472,000
                                                                 ------------
                                                                    2,145,800
                                                                 ------------

ECUADOR--1.5%
Republic of Ecuador RegS 8%,
  8/15/30(b)                              Caa       1,000             789,000

INDONESIA--0.9%
Republic of Indonesia 144A
  6.75%, 3/10/14(c)                       B           500             481,250

MEXICO--5.4%
United Mexican States 2.29%,
  1/13/09(b)                              Baa         750             760,875
United Mexican States 6.625%,
  3/3/15                                  Baa       2,000           2,110,000
                                                                 ------------
                                                                    2,870,875
                                                                 ------------

NIGERIA--2.1%
Federal Republic of Nigeria
  Promissory Notes Series RC
  5.092%, 1/5/10                          NR        1,145           1,109,908

PANAMA--1.8%
Republic of Panama 9.375%,
  1/16/23                                 Ba          900             981,000

PERU--2.5%
Republic of Peru 8.375%,
  5/3/16                                  Ba          500             508,750
Republic of Peru PDI 5%,
  3/7/17(b)                               Ba          910             832,650
                                                                 ------------
                                                                    1,341,400
                                                                 ------------

PHILIPPINES--4.3%
Republic of Philippines
  8.375%, 2/15/11                         Ba        1,000           1,016,250
Republic of Philippines RegS
  8.75%, 10/7/16                          Ba        1,300           1,269,758
                                                                 ------------
                                                                    2,286,008
                                                                 ------------

RUSSIA--16.6%
Ministry Finance of Russia
  Series VII 3%, 5/14/11                  Ba        2,000           1,582,500
Russian Federation RegS
  8.75%, 7/24/05                          Baa       1,000           1,050,500
Russian Federation RegS 10%,
  6/26/07                                 Baa       3,000           3,416,250

PHOENIX-GOODWIN EMERGING MARKETS BOND FUND


Russian Federation RegS 11%,
  7/24/18                                 Baa       1,000           1,310,000
Russian Federation RegS
  12.75%, 6/24/28                         Baa       1,000           1,520,000
                                                                 ------------
                                                                    8,879,250
                                                                 ------------

TURKEY--3.7%
Republic of Turkey 11%,
  1/14/13                                 B         1,000           1,220,000
Republic of Turkey 8%, 2/14/34            B           800             784,000
                                                                 ------------
                                                                    2,004,000
                                                                 ------------

UKRAINE--1.9%
Government of Ukraine RegS
  7.65%, 6/11/13                          B         1,000           1,014,205

URUGUAY--1.5%
Republic of Uruguay 7.25%,
  2/15/11                                 B           500             445,000
Republic of Uruguay 7.875%,
  1/15/33                                 B           523             388,268
                                                                 ------------
                                                                      833,268
                                                                 ------------

VENEZUELA--4.5%
Republic of Venezuela 5.375%,
  8/7/10                                  B           500             441,408
Republic of Venezuela 10.75%,
  9/19/13                                 B           500             546,250
Republic of Venezuela 9.25%,
  9/15/27                                 B         1,500           1,406,250
                                                                 ------------
                                                                    2,393,908
                                                                 ------------
--------------------------------------------------------------------------------
TOTAL FOREIGN GOVERNMENT SECURITIES
(IDENTIFIED COST $37,121,402)                                      38,073,043
--------------------------------------------------------------------------------

FOREIGN CORPORATE BONDS(f)--11.5%

BRAZIL--1.0%
CSN Islands VIII Corp. 144A
  9.75%, 12/16/13 (Steel)(c)              B           500             500,000

CHILE--1.0%
Enersis SA 144A 7.375%,
  1/15/14 (Electric
  Utilities)(c)                           Ba          500             521,520

GERMANY--0.5%
Aries Vermoegensverwaltungs
  GmbH 144A 9.60%, 10/25/14
  (Other Diversified
  Financial Services)(c)                  Ba          250             281,250

MEXICO--6.8%
America Movil SA de CV 144A
  5.50%, 3/1/14 (Wireless
  Telecommunication
  Services)(c)                            Baa       1,000             973,280
Banco Mercantil del Norte SA
  144A 5.875%, 2/17/14
  (Diversified Banks)(b)(c)               Baa       1,000           1,007,500
Innova S de R.L. 9.375%,
  9/19/13 (Integrated
  Telecommunication Services)             B           500             547,500
Petroleos Mexicanos RegS
  8.625%, 12/1/23 (Oil & Gas
  Exploration & Production)               Baa       1,000           1,127,500
                                                                 ------------
                                                                    3,655,780
                                                                 ------------

NETHERLANDS--1.9%
Kazkommerts International BV
  RegS 8.50%, 4/16/13
  (Diversified Banks)                     Baa       1,000           1,034,350

SOUTH KOREA--0.3%
Export-Import Bank of Korea
  4.50%, 8/12/09 (Regional
  Banks)                                  A           170             171,819
--------------------------------------------------------------------------------
TOTAL FOREIGN CORPORATE BONDS
(IDENTIFIED COST $6,007,749)                                        6,164,719
--------------------------------------------------------------------------------

FOREIGN COMMON STOCKS(f)--0.1%

BRAZIL--0.1%
Tele Centro Oeste Celular
  Participacoes SA ADR (Wireless
  Telecommunication Services)                       3,166              30,077

RUSSIA--0.0%
JSC Severstal - Avto (Automobile
  Manufacturers)(d)(e)                              4,675                   0
Severstal - Resurs (Diversified
  Metals & Mining)(d)(e)                            4,675                   0
                                                                 ------------

                                                                 ------------
--------------------------------------------------------------------------------
TOTAL FOREIGN COMMON STOCKS
(IDENTIFIED COST $30,441)                                              30,077
--------------------------------------------------------------------------------
TOTAL LONG TERM INVESTMENTS--87.7%
(IDENTIFIED COST $45,795,702)                                      46,940,939
--------------------------------------------------------------------------------

PHOENIX-GOODWIN EMERGING MARKETS BOND FUND




                                        STANDARD     PAR
                                        & POOR'S    VALUE
                                         RATING     (000)           VALUE
                                        --------   --------      ------------

SHORT-TERM OBLIGATIONS--1.9%

COMMERCIAL PAPER--1.9%
UBS Finance Delaware LLC
  1.57%, 9/1/04                           A-1+      1,045           1,045,000
--------------------------------------------------------------------------------
TOTAL SHORT-TERM OBLIGATIONS
(IDENTIFIED COST $1,045,000)                                        1,045,000
--------------------------------------------------------------------------------

TOTAL INVESTMENTS--89.6%
(IDENTIFIED COST $46,840,702)                                      47,985,939(a)

Other assets and liabilities, net--10.4%                            5,576,736
                                                                 ------------
NET ASSETS--100.0%                                               $ 53,562,675
                                                                 ============












(a) Federal Income Tax Information: Net unrealized appreciation of investment securities is comprised of gross appreciation of $1,840,681 and gross depreciation of $832,984 for federal income tax purposes. At August 31, 2004, the aggregate cost of securities for federal income tax purposes was $46,978,242.
(b) Variable or step coupon security; interest rate shown reflects the rate currently in effect.
(c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At August 31, 2004, these securities amounted to a value of $3,764,800 or 7.0% of net assets.
(d) Non-income producing.
(e) Illiquid. Security valued at fair value as determined in good faith by or under the direction of the Trustees. At August 31, 2004, these securities amounted to a value of $0 or 0.0% of net assets.
(f) Foreign Corporate Bonds and Foreign Common Stocks are determined based on the country in which the security is issued. The country of risk, noted in the header, is determined based on criteria described in Note 1H "Foreign security country determination" in the Notes to Schedules of Investments.

PHOENIX-GOODWIN TAX-EXEMPT BOND FUND


                   SCHEDULE OF INVESTMENTS AT AUGUST 31, 2004
                                   (UNAUDITED)



                                       STANDARD      PAR
                                       & POOR'S     VALUE
                                        RATING      (000)          VALUE($)
                                       --------    --------      ------------

MUNICIPAL BONDS--98.2%

ALABAMA--1.6%
Birmingham Capital
  Improvement General
  Obligation Series A 5.50%,
  8/1/25                                  AA        1,000           1,070,160

ARKANSAS--0.5%
Drew County Public Facilities
  Board Single Family
  Mortgage Revenue Series A-2
  7.90%, 8/1/11 (FNMA
  Collateralized)                         Aaa(c)       64              65,438
Jacksonville Residential
  Housing Facilities Board
  Single Family Mortgage
  Revenue Series A-2 7.90%,
  1/1/11 (FNMA Collateralized)            Aaa(c)      119             121,432
Lonoke County Residential
  Housing Facilities Board
  Single Family Mortgage
  Revenue Series A-2 7.90%,
  4/1/11 (FNMA Collateralized)            Aaa(c)      106             110,595
Stuttgart Public Facilities
  Board Single Family
  Mortgage Revenue Series A-2
  7.90%, 9/1/11 (FNMA
  Collateralized)                         Aaa(c)       33              33,642
                                                                 ------------
                                                                      331,107
                                                                 ------------

CALIFORNIA--17.1%
California State General
  Obligation 5%, 2/1/20                   A           750             786,352
California State Public Works
  Board Department of Mental
  Health Revenue Series A
  5.50%, 6/1/16                           A         1,000           1,119,180
Los Angeles Unified School
  District Election of 1997
  Series E General Obligation
  5.125%, 1/1/27 (MBIA
  Insured)                                AA        1,120           1,164,285
Riverside County Single Family
  Revenue Issue B 8.625%, 5/1/16
  (GNMA Collateralized)(d)(e)             AAA       4,300           6,168,651
Santa Clarita Community
  College District General
  Obligation 5.125%, 8/1/26
  (FGIC Insured)                          AAA       1,500           1,553,820
South Gate Utility Authority
  Revenue 0%, 10/1/19 (FGIC
  Insured)                                AAA       1,385             682,694
                                                                 ------------
                                                                   11,474,982
                                                                 ------------

COLORADO--4.1%
Jefferson County School
  District No. R-001 General
  Obligation Series A 5.25%,
  12/15/11 (FGIC Insured)                 AAA       1,000           1,123,470
Municipal Subdistrict
  Northern Colorado Water
  Conservancy District
  Revenue Series G 5.25%,
  12/1/15 (AMBAC Insured)                 AAA       1,500           1,636,650
                                                                 ------------
                                                                    2,760,120
                                                                 ------------

CONNECTICUT--3.7%
Mashantucket Western Pequot Tribe
  Special Revenue Series A 144A
  6.50%, 9/1/05(b)(e)                     AAA         845             887,842
Mashantucket Western Pequot
  Tribe Special Revenue
  Series A 144A 6.50%,
  9/1/06(b)(e)                            AAA         495             541,401
Mashantucket Western Pequot
  Tribe Special Revenue
  Series B 144A 5.60%,
  9/1/09(b)                               Baa(c)    1,000           1,076,640
                                                                 ------------
                                                                    2,505,883
                                                                 ------------

FLORIDA--7.3%
Dade County General
  Obligation Series CC
  7.125%, 10/1/12 (AMBAC
  Insured)                                AAA       1,490           1,902,372
Florida State Board of
  Education Capital Outlay
  General Obligation Series A
  5.25%, 6/1/16                           AA+       1,250           1,324,888
Florida State Board of
  Education Capital Outlay
  General Obligation Series E
  5.50%, 6/1/20                           AA+       1,500           1,658,610
                                                                 ------------
                                                                    4,885,870
                                                                 ------------

GEORGIA--3.3%
Cartersville Development
  Authority Revenue 5.625%,
  5/1/09                                  A+        2,000           2,214,100

PHOENIX-GOODWIN TAX-EXEMPT BOND FUND


ILLINOIS--6.9%
Chicago Board of Education
  Certificiate of
  Participation Series A 6%,
  1/1/20 (MBIA Insured)                   AAA         500             592,210
Cook County General
  Obligation 6.50%, 11/15/10
  (FGIC Insured)                          AAA       1,500           1,790,235
Illinois Health Facilities
  Authority Revenue Series C
  7%, 4/1/08 (FSA Insured)                AAA       1,100           1,200,045
Metropolitan Pier &
  Exposition Authority
  Dedicated State Tax Revenue
  Series A 5.50%, 6/15/27                 AA-       1,000           1,010,220
Metropolitan Pier &
  Exposition Authority
  Revenue 6.50%, 6/15/07
  (FGIC Insured)(e)                       AA-          30              30,709
                                                                 ------------
                                                                    4,623,419
                                                                 ------------

KENTUCKY--4.1%
Kentucky State Turnpike
  Authority Economic
  Development Revenue 0%,
  1/1/10 (FGIC Insured)                   AAA       3,300           2,763,453

LOUISIANA--5.7%
Louisiana Local Government
  Environmental Facilities
  Community Development
  Authority Revenue 5.25%,
  12/1/18 (AMBAC Insured)                 AAA       2,500           2,773,125
Orleans Parish Parishwide
  School District General
  Obligation Series B 5.50%,
  9/1/20 (FGIC Insured)                   Aaa(c)    1,000           1,072,730
                                                                 ------------
                                                                    3,845,855
                                                                 ------------

MASSACHUSETTS--1.6%
Massachusetts State
  Industrial Finance Agency
  Revenue Series A-2 0%,
  8/1/05                                  A+        1,100           1,081,795

MICHIGAN--1.2%
Coldwater Community Schools
  General Obligation 5.625%,
  5/1/15 (Q-SBLF Guaranteed)              AA+         700             788,116

NEW JERSEY--5.5%
Camden County Municipal
  Utilities Authority Sewer
  Revenue Series B 0%, 9/1/11
  (FGIC Insured)                          AAA       3,000           2,320,860
New Jersey State
  Transportation Trust Fund
  Authority Revenue Series B
  5.25%, 6/15/15 (MBIA
  Insured)                                AAA       1,250           1,366,925
                                                                 ------------
                                                                    3,687,785
                                                                 ------------

NORTH CAROLINA--2.3%
North Carolina Municipal
  Power Agency No. 1 Revenue
  6%, 1/1/09 (AMBAC Insured)              AAA       1,385           1,571,130

TENNESSEE--2.6%
Metropolitan Government
  Nashville & Davidson County
  Health & Educational
  Facilities Board Revenue
  6%, 12/1/16 (AMBAC Insured)             AAA       1,500           1,775,805

TEXAS--14.5%
Canyon Independent School
  District General Obligation
  5.375%, 2/15/24 (PSF
  Guaranteed)                             AAA       1,170           1,244,037
Harris County Toll Road
  Revenue 5.375%, 8/15/22
  (FSA Insured)                           AAA       1,000           1,076,050
McKinney Independent School
  District General Obligation
  5%, 2/15/29 (PSF Guaranteed)            AAA       1,500           1,512,720
Midlothian Water District
  General Obligation 5.50%,
  9/1/18 (FSA Insured)                    AAA       1,110           1,238,727
Northwest Independent School
  District General Obligation
  5%, 8/15/28 (PSF Guaranteed)            Aaa(c)    1,225           1,240,288
San Antonio Electric & Gas
  Revenue 5%, 2/1/12(e)                   Aa(c)        15              16,758
Texas Public Finance
  Authority Building Revenue
  - Texas State Technical
  College 6.25%, 8/1/09 (MBIA
  Insured)                                AAA       1,250           1,379,050
University of Texas Permanent
  University Fund Revenue
  Series B 5%, 7/1/26                     AAA       1,000           1,019,710
Williamson County General
  Obligation 5.25%, 2/15/25
  (FSA Insured)                           AAA       1,000           1,044,470
                                                                 ------------
                                                                    9,771,810
                                                                 ------------

UTAH--1.5%
South Jordan Sales Tax
  Revenue 5.20%, 8/15/26
  (AMBAC Insured)                         AAA       1,000           1,028,670

PHOENIX-GOODWIN TAX-EXEMPT BOND FUND



VIRGINIA--4.9%
Pittsylvania County
  Industrial Development
  Authority Revenue Series A
  7.45%, 1/1/09                           NR        1,000           1,033,990
Upper Occoquan Regional
  Sewage Authority Revenue
  Series A 5.15%, 7/1/20
  (MBIA Insured)                          AAA       2,000           2,257,640
                                                                 ------------
                                                                    3,291,630
                                                                 ------------

WASHINGTON--2.3%
Washington State General
  Obligation Series B 6%,
  1/1/25                                  AA          420             467,494
Washington State General
  Obligation Series E 5%,
  7/1/13 (FSA Insured)                    AAA       1,000           1,067,250
                                                                 ------------
                                                                    1,534,744
                                                                 ------------

WEST VIRGINIA--3.1%
Upshur County Solid Waste
  Disposal Revenue 7%, 7/15/25            BBB       2,000           2,122,580

WISCONSIN--4.4%
Wisconsin State Clean Water
  Revenue Series I 6.875%,
  6/1/11                                  AA+         750             889,065
Wisconsin State Health and
  Educational Facilities
  Authority Revenue 5%,
  8/15/18 (Radian Insured)                AA        2,000           2,053,740
                                                                 ------------
                                                                    2,942,805
                                                                 ------------
--------------------------------------------------------------------------------
TOTAL MUNICIPAL BONDS
(IDENTIFIED COST $61,516,908)                                      66,071,819
--------------------------------------------------------------------------------
TOTAL LONG TERM INVESTMENTS--98.2%
(IDENTIFIED COST $61,516,908)                                      66,071,819
--------------------------------------------------------------------------------


                                       STANDARD      PAR
                                       & POOR'S     VALUE
                                        RATING       (000)         VALUE($)
                                       --------    --------      ------------

SHORT-TERM OBLIGATIONS--1.1%

COMMERCIAL PAPER--1.1%
UBS Finance Delaware LLC
  1.57%, 9/1/04                           A-1+        705             705,000
--------------------------------------------------------------------------------
TOTAL SHORT-TERM OBLIGATIONS
(IDENTIFIED COST $705,000)                                            705,000
--------------------------------------------------------------------------------

TOTAL INVESTMENTS--99.3%
(IDENTIFIED COST $62,221,908)                                      66,776,819(a)

Other assets and liabilities, net--0.7%                               492,973
                                                                 ------------
NET ASSETS--100.0%                                               $ 67,269,792
                                                                 ============




(a) Federal Income Tax Information: Net unrealized appreciation of investment securities is comprised of gross appreciation of $4,678,758 and gross depreciation of $106,971 for federal income tax purposes. At August 31, 2004, the aggregate cost of securities for federal income tax purposes was $62,205,032.
(b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At August 31, 2004, these securities amounted to a value of $2,505,883 or 3.7% of net assets.
(c) As rated by Moody's or Fitch.
(d) All or a portion segregated as collateral for futures contracts.
(e) Escrowed to maturity.
    At August 31, 2004, 71.5% of the securities in the portfolio are backed by insurance of financial institutions and financial guaranty assurance agencies. Insurers with a concentration greater 10% of net assets are as follows: FGIC 17.0%, AMBAC 16.0%, and MBIA 10.1%.

PHOENIX MULTI-PORTFOLIO FUND
NOTES TO SCHEDULES OF INVESTMENTS (Unaudited)
AUGUST 31, 2004

NOTE 1--SIGNIFICANT ACCOUNTING POLICIES
     The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its Schedules of Investments. The preparation of Schedules of Investments requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities. Actual results could differ from those estimates.

A. SECURITY VALUATION
     Equity securities are valued at the official closing price (typically last sale) on the exchange on which the securities are primarily traded, or if no closing price is available, at the last bid price.
     Debt securities are valued on the basis of broker quotations or valuations provided by a pricing service, which in determining value utilizes information with respect to recent sales, market transactions in comparable securities, quotations from dealers, and various relationships between securities.
     As required, some securities and assets are valued at fair value as determined in good faith by or under the direction of the Trustees.
     Certain foreign common stocks may be fair valued in cases where closing prices are not readily available or are deemed not reflective of readily available market prices. For example, significant events (such as movement in the U.S. securities market, or other regional and local developments) may occur between the time that foreign markets close (where the security is principally traded) and the time that the series calculates its net asset value (generally, the close of the NYSE) that may impact the value of securities traded in these foreign markets. In these cases, information from an external vendor may be utilized to adjust closing market prices of certain foreign common stocks to reflect their fair value. Because the frequency of significant events is not predictable, fair valuation of certain foreign common stocks may occur on a frequent basis.
     Short-term investments having a remaining maturity of 60 days or less are valued at amortized cost, which approximates market.

B. SECURITY TRANSACTIONS AND RELATED INCOME
     Security transactions are recorded on the trade date. Dividend income is recorded on the ex-dividend date, or in the case of certain foreign securities, as soon as the Fund is notified. Interest income is recorded on the accrual basis. Each Fund amortizes premiums and accretes discounts using the effective interest method. Realized gains and losses are determined on the identified cost basis.

C. REIT INVESTMENTS
     With respect to Phoenix-Duff & Phelps Real Estate Securities Fund, dividend income is recorded based on the income included in distributions received from the REIT investments using published REIT reclassifications including some management estimates when actuals are not available. Distributions received in excess of this estimated amount are recorded as a reduction of the cost of investments or reclassified to capital gains. The actual amounts of income, return of capital, and capital gains are only determined by each REIT after its fiscal year-end, and may differ from the estimated amounts.

D. FOREIGN CURRENCY TRANSLATION
     Foreign securities and other assets and liabilities are valued using the foreign currency exchange rate effective at the end of the reporting period. Cost of investments is translated at the currency exchange rate effective at the trade date.

E. FORWARD CURRENCY CONTRACTS
     Certain Funds may enter into forward currency contracts in conjunction with the planned purchase or sale of foreign denominated securities in order to hedge the U.S. dollar cost or proceeds. Forward currency contracts involve, to varying degrees, elements of market risk in excess of the amount recognized in the Schedules of Investments. Risks arise from the possible movements in foreign exchange rates or if a counterparty does not perform under the contract.

     A forward currency contract involves an obligation to purchase or sell a specific currency at a future date, which may be any number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. These contracts are traded directly between currency traders and their customers.

F. FUTURES CONTRACTS
     A futures contract is an agreement between two parties to buy and sell a security at a set price on future date. Certain Funds may enter into financial futures contracts as a hedge against anticipated changes in the market value of their portfolio securities. Upon entering into a futures contract, the Fund is required to pledge to the broker an amount of cash and/or securities equal to the "initial margin" requirements of the futures exchange on which the contract is traded.

At August 31, 2004, Phoenix-Goodwin Tax-Exempt Bond Fund had entered into futures contracts as follows:

                                                    Value of                            Net
                                    Number          Contracts         Market            Unrealized
                  Expiration        of              when              Value of          Appreciation
Description       Date              Contracts       Opened            Contracts         (Depreciation)
-------------------------------------------------------------------------------------------------------
Ten Year
U.S. Treasury
Notes             September '04     15              $(1,621,172)      $(1,702,031)       $(80,859)

Twenty Year
U.S. Treasury
Bonds             September '04     20               (2,093,750)       (2,250,625)       (156,875)
-------------------------------------------------------------------------------------------------------

                                    35              $(3,714,922)      $(3,952,656)      $(237,734)
                                 ----------------------------------------------------------------------

G. WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS
     Certain Funds may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains collateral for the securities purchased.

H. FOREIGN SECURITY COUNTRY DETERMINATION
     A combination of the following criteria is used to assign the countries of risk listed in the Schedules of Investments: country of incorporation, actual building address, primary exchange on which the security is traded and country in which the greatest percentage of company revenue is generated.

NOTE 2--ILLIQUID SECURITIES
     Investments shall be considered illiquid if they cannot be disposed of in seven days in the ordinary course of business at the approximate amount at which such securities have been valued by the Fund. Additionally, the following information is also considered in determining illiquidity: the frequency of trades and quotes for the investment, whether the investment is listed for trading on a recognized domestic exchange and/or whether two or more brokers are willing to purchase or sell the security at a comparable price, the extent of market making activity in the investment and the nature of the market for investment. Illiquid securities are footnoted as such at the end of the Fund's Schedule of Investments where applicable.




ITEM 2. CONTROLS AND PROCEDURES.

     (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the
          Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

     (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.




ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Phoenix Multi-Portfolio Fund
            --------------------------------------------------------------------


By (Signature and Title)*  /S/ Philip R. McLoughlin
                         -------------------------------------------------------
                               Philip R. McLoughlin, Chairman
                               (principal executive officer)

Date                     October 28, 2004
    ----------------------------------------------------------------------------


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*  /S/ Philip R. McLoughlin
                         -------------------------------------------------------
                               Philip R. McLoughlin, Chairman
                               (principal executive officer)

Date                     October 28, 2004
    ----------------------------------------------------------------------------


By (Signature and Title)*  /S/ Nancy G. Curtiss
                         -------------------------------------------------------
                               Nancy G. Curtiss, Treasurer
                               (principal financial officer)

Date                     October 28, 2004
    ----------------------------------------------------------------------------



* Print the name and title of each signing officer under his or her signature.